Derivative Financial Instruments (Summary of Notional and Fair Value Amounts of Derivative Instruments Outstanding) (Detail) - JPY (¥) ¥ in Billions		Mar. 31, 2019	Mar. 31, 2018
Derivatives, Fair Value [Line Items]
Notional amount	[1]	¥ 1,227,208	¥ 1,169,233
Interest rate contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	1,052,267	1,004,169
Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	166,383	155,832
Equity-related contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	5,181	6,189
Credit-related contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	2,939	2,708
Other contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	438	335
Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]		2
Fair value of derivative payables	[2]		9
Designated as Hedging Instrument | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]		2
Designated as Hedging Instrument | Equity-related contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative payables	[2]		9
Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	7,904	10,109
Fair value of derivative payables	[2]	7,541	9,707
Not Designated as Hedging Instrument | Interest rate contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	5,786	7,176
Fair value of derivative payables	[2]	5,610	7,143
Not Designated as Hedging Instrument | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	1,959	2,695
Fair value of derivative payables	[2]	1,758	2,382
Not Designated as Hedging Instrument | Equity-related contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	125	197
Fair value of derivative payables	[2]	142	142
Not Designated as Hedging Instrument | Credit-related contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	18	18
Fair value of derivative payables	[2]	17	21
Not Designated as Hedging Instrument | Other contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	16	23
Fair value of derivative payables	[2]	¥ 14	¥ 19

[1]	Notional amount includes the sum of gross long and gross short third-party contracts.
[2]	Derivative receivables and payables are recorded in Trading account assets and Trading account liabilities, respectively.